Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Private Placement [Member]
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Abstract]
Fair value as of Beginning	$ 1,254,000	$ 513,000		$ 3,032,325
Change in fair value	3,135,000	741,000	(2,496,675)	(2,519,325)
Fair value as of Ending	4,389,000	1,254,000	3,032,325	513,000
Public [Member]
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Abstract]
Fair value as of Beginning
Change in fair value			(2,411,309)
Fair value as of Ending
Warrant Liabilities [Member]
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Abstract]
Fair value as of Beginning	1,254,000	513,000		3,032,325
Change in fair value	3,135,000	741,000	(4,907,984)	(2,519,325)
Fair value as of Ending	$ 4,389,000	$ 1,254,000	$ 3,032,325	$ 513,000